Discontinued Operations - Summary of Details of Assets and Liabilities of Discontinued Operation (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disposal Group, Including Discontinued Operation, Classified Balance Sheet Disclosures [Abstract]
Cash and cash equivalents	$ 100.4	$ 27.4
Accounts receivable, less allowance for credit losses	145.3	174.6
Inventories	246.5	276.5
Prepaid expenses and other current assets	9.4	9.7
Total Current Assets of Discontinued Operations	501.6	488.2
Property, plant and equipment, net	179.9	183.9
Goodwill	272.8	278.7
Intangible assets, net	766.2	891.0
Other assets	57.9	63.3
Total Noncurrent Assets of Discontinued Operations	1,276.8	1,416.9
Accounts payable	44.7	48.1
Income taxes payable	3.1	3.8
Other current liabilities	129.4	155.6
Total Current Liabilities of Discontinued Operations	177.2	207.5
Deferred income taxes, net	107.1	164.0
Other long-term liabilities	61.3	62.9
Total Noncurrent Liabilities of Discontinued Operations	$ 168.4	$ 226.9